Stockholders' equity - Recent Stock Issuances (Details) - USD ($)	1 Months Ended					3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 30, 2019	Mar. 31, 2019	Oct. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Oct. 24, 2018
New Common Shares Issued (value)						$ 5,785,693	$ 6,609,655	$ 10,616,048		$ 10,616,046	$ 24,989,257
Common stock, par value (in dollars per share)										$ 0.001	$ 0.001	$ 0.001
Common Stock
New Common Shares Issued (value)						$ 2,901	$ 3,345	$ 3,692		$ 3,692	$ 2,421
Issued (in shares)						2,901,078	3,345,282	3,692,307		3,692,307	2,421,073
March 2019 Public Offering
Proceeds from common shares offering		$ 6,600,000
April 2019 Public Offering
Proceeds from common shares offering	$ 5,200,000
January 2018 Public Offering
Proceeds from common shares offering				$ 10,600,000
January 2018 Public Offering | Majority Shareholder
Proceeds from common shares offering				$ 5,000,000
October 2018 Common Share Offering
Proceeds from common shares offering			$ 4,300,000
Common stock, par value (in dollars per share)													$ 2.00
January 2017 Equity Subscription | Common Stock | Intrexon [Member]
New Common Shares Issued (value)					$ 25,000,000
Issued (in shares)					2,421,073
Shares issued, price per share					$ 10.326
Overallotment exercise
Proceeds from common shares offering	$ 696,000
Common Stock
Issued (in shares)										249,824
Common Stock | March 2019 Public Offering
Issued (in shares)		3,345,282
Common Stock | April 2019 Public Offering
Issued (in shares)	2,554,590
Common Stock | January 2018 Public Offering
Issued (in shares)				3,692,307
Common Stock | January 2018 Public Offering | Majority Shareholder
Issued (in shares)				1,538,461
Common Stock | October 2018 Common Share Offering
Issued (in shares)			2,250,461
Common Stock | Overallotment exercise
Issued (in shares)	346,488
Warrant
Issued (in shares)										4,246,153
Proceeds from warrant exercised									$ 272,000
Warrant | January 2018 Public Offering
Issued (in shares)				4,246,153						4,246,153
Warrant | January 2018 Public Offering | Majority Shareholder
Issued (in shares)				1,538,461
Majority Shareholder
Proceeds from common shares offering										$ 800,000
Majority Shareholder | October 2018 Common Share Offering
Proceeds from common shares offering			$ 3,100,000
Majority Shareholder | Common Stock | October 2018 Common Share Offering
Issued (in shares)			1,538,461